Unaudited Condensed Statement of Cash Flows	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (18,012,961)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares	25,000
Net gain from investments held in Trust Account	(14,815)
Change in fair value of derivative warrant liabilities	16,076,780
Offering costs - derivative warrant liabilities	605,594
Changes in operating assets and liabilities:
Prepaid expenses	(917,455)
Accounts payable	173,064
Accrued expenses	184,296
Due to related party	961
Net cash used in operating activities	(1,879,536)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(382,594,570)
Net cash used in investing activities	(382,594,570)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	85,500
Repayment of note payable to related party	(160,000)
Proceeds received from initial public offering, gross	382,594,570
Proceeds received from private placement	10,160,580
Offering costs paid	(7,771,937)
Net cash provided by financing activities	384,908,713
Net increase in cash	434,607
Cash - beginning of the period
Cash - end of the period	434,607
Supplemental disclosure of noncash financing activities:
Offering costs included in accrued expenses	70,000
Offering costs paid by related party under promissory note	74,500
Deferred underwriting commissions	13,390,810
Initial value of Class A ordinary shares subject to possible redemption	334,712,170
Change in value of Class A ordinary shares subject to possible redemption	$ (6,340,391)